Note 15 - Shareholders' Capital (Details Textual) $ / shares in Thousands	Sep. 30, 2019 $ / shares shares
Statement Line Items [Line Items]
Par value per share | $ / shares	$ 0
Preference shares [member]
Statement Line Items [Line Items]
Number of shares authorised	50,000,000
Number of shares issued and fully paid	0